Goodwill and Intangible Assets, Net - Summary of Goodwill Balances Allocated by Operating Segment (Detail) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 7,538	$ 7,984	$ 41	$ 8,506	$ 9,562
Mexico [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		384	361
United States [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		6,176	6,449
United Kingdom [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		250	280
France [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		201	213
Spain [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		57	158
Rest of EMEAA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[1]	38	48
Colombia [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		202	244
Caribbean TCL [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		83	83
Rest of South, Central America and the Caribbean [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	[2]	65	59
Philippines [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill		$ 82	$ 89

[1]	This caption refers to the operating segments in Israel, the Czech Republic and Egypt.
[2]	This caption refers to the operating segments in the Dominican Republic, the Caribbean and Panama.